Financial instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Abstract]
Financial instruments

22. Financial instruments

(a) Categories of financial assets and liabilities

All financial instruments must initially be recognized at fair value on the balance sheet. The Company has classified each financial instrument into the following categories: held-for-trading assets and liabilities, loans and receivables, held-to-maturity investments, available-for-sale financial assets, and other financial liabilities. Subsequent measurement of the financial instruments is based on their classification.

Changes in unrealized gains and losses on held-for-trading financial instruments are recognized in the statements of operations. Gains and losses on available-for-sale financial assets are recognized in other comprehensive income (“OCI”) and are transferred to the statements of operations when the asset is disposed of or impaired. The other categories of financial instruments are measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or financial liability are recorded to the balance sheet as deferred charges.

The Company has made the following classifications:

  Cash and restricted cash are classified as financial assets held-for-trading and are measured on the balance sheet at fair value;

  Accounts receivable, refundable tax credits, prepaid expenses, and deposits are classified as loans and receivables and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest rate method; and

  Accounts payable, accrued liabilities, accrued interest liabilities and loans payable (including current portion) are classified as other liabilities and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest rate method.

  Warrants are classified as other liabilities and are measured at the fair value at each reporting date using the Black-Scholes pricing model.

  Interest rate swap derivatives are currently classified as financial liabilities and are remeasured at the fair value at each reporting date using valuations obtained from the counterparty, which have been assessed by management as reasonable.

The carrying values of accounts receivable, accounts payable, accrued liabilities and accrued interest approximate their fair value at December 31, 2011 and December 31, 2010 due to their short-term nature and management’s expectations that interest rates, if any, approximate current market conditions. The Company is exposed to credit related losses, which are minimized as all sales are made under contracts with a large utility customer in California having a credit rating of A-2 by S&P, and a large utility customer in Arizona having a credit rating of Ba1 by Moody’s. No reclassifications or derecognition of financial instruments occurred in the period.

The Company’s credit facilities (Note 12) are exposed to interest rate risk. The Company mitigates this risk by fixing certain interest rates upon the inception of the debt. The effective and fair value interest rates for loans payable, other than the senior secured notes, are estimated to be the same and for the senior secured notes are substantially the same as at December 31, 2011. Therefore, the carrying value of the loans payable reflects the amortized value.

(b) Derivative instruments and hedging activities

The Company uses interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project. These contracts are carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(c) Credit risk, liquidity risk, currency risk, interest rate risk and commodity price risk

The Company has limited exposure to credit risk, as the majority of its sales contracts are with large utility customers, and the Company’s cash is held with major North American financial institutions. Historically, the Company has not had collection issues associated with its trade receivables and the aging of trade receivables is reviewed on a regular basis to ensure the timely collection of amounts owing to the Company. At December 31, 2011, less than 1% of the Company’s trade receivables were not current. The Company manages its credit risk by entering into sales agreements with credit worthy parties and through regular review of accounts receivable. The maximum credit exposure of the Company approximates the carrying value of cash, restricted cash, accounts receivable and taxes refundable. This risk management strategy is unchanged from the prior year.

The Company manages its liquidity risk associated with its financial liabilities (primarily those described in Note 12 and current liabilities) through the use of cash flow generated from operations, combined with strategic use of long term debt and issuance of additional equity, as required to meet the capital requirements of maturing financial liabilities. The contractual maturities of the Company’s long term financial liabilities are disclosed in Note 12, and remaining financial liabilities, consisting of accounts payable, accrued liabilities and accrued interest liabilities are expected to be realized within one year. In accordance with the Kingman credit agreement, in order to be eligible to make distributions, the Company must maintain a debt service coverage ratio of at least 1.20 to 1.00 on each calculation date (Note 23). The Company’s first calculation date being June 30, 2012, and quarterly thereafter. As of December 31, 2011, the Company has not made any distributions. This risk management strategy is unchanged from the prior year.

The Company’s foreign exchange exposure is its Canadian dollar net assets. Based upon the net assets of the Company’s self-sustaining operations as at December 31, 2011, a 1% change in the Canadian dollar-U.S. dollar blended forward exchange rate would result in a $167,000 impact to accumulated other comprehensive income (“AOCI”).

The Company is exposed to interest rate risk through its variable rate Kingman term loan (Note 12). This risk is partially mitigated through two interest rate swap contracts (Note 13). As Windstar is currently under construction, all interest related to the variable rate debt is being capitalized as finance costs and has no effect on net earnings or equity until construction completion. Based on balances as at December 31, 2011, a 10 basis point change in interest rates would have changed power project development and construction costs and accrued interest by $255,000.

The Company generates revenue through variable price power purchase agreements with a California utility company on its Mesa and Windridge wind farms. The power rates reflect current natural gas market prices and therefore the Company is exposed to commodity price risk of these projects. A 1% decrease, on an absolute basis, in the natural gas market prices would result in reduced revenue, on an annual basis, of approximately $25,000. The Company manages the remaining power rate risk by monitoring the natural gas futures market and by being prepared to convert the current variable price contracts to fixed price long term contract if and when this is deemed to be necessary. This risk management strategy is unchanged from the prior year.

Cash and restricted cash are stated at amounts compatible with those prevailing in the market, are highly liquid, and are maintained with prime financial institutions for high liquidity.

(d) Fair value hierarchy

As of December 31, 2011, the undernoted were reported at fair value.

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	429,583	-	-	429,583
Restricted cash	47,015,675	-	-	47,015,675
Interest rate swap contract	-	(2,046,708)	-	(2,046,708)
Warrants	-	(5,664,412)	-	(5,664,412)
	47,445,258	(7,711,120)	-	39,734,138

The Company uses two interest rate swap contracts to manage its exposure to fluctuations in interest rates over the 18 year period of the floating rate portion of the long-term debt related to the Kingman project. This contract is carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

The fair value of the Company’s warrants for the years ended December 31, 2011 and December 31, 2010 were estimated using the Black-Scholes pricing model (Note 16(ix)).